AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 9, 2014

SECURITIES ACT FILE NO. 333-191582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.  [  ]
POST-EFFECTIVE AMENDMENT NO.  1

CITY NATIONAL ROCHDALE FUNDS
(FORMERLY CNI CHARTER FUNDS)
(Exact Name of Registrant as Specified in Charter)

400 North Roxbury Drive
Beverly Hills, California 90210
(Address of Principal Executive Offices) (Zip Code)

(800) 708-8881
(Registrant’s Area Code and Telephone Number)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
(Name and Address of Agent for Service)

With Copies To:

Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue
Los Angeles, California 90071

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of  City National Rochdale Funds, filed with the U.S. Securities and Exchange Commission on October 4, 2013 (File No. 333-191582), is being filed to add Exhibit 12 to the Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

Item 15.	Indemnification

Please see Article VI of the Amended and Restated By-Laws of the City National Rochdale Funds (the “Registrant”), which have been filed as an exhibit to this registration statement. In addition, each trustee of the Registrant has entered into an Indemnification Agreement with the Registrant whereby the Registrant indemnifies and holds harmless each trustee against any costs, disbursements or expenses customarily incurred in any legal proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by law, subject to certain conditions.  Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Notwithstanding the provisions contained in the Registrant’s Amended and Restated By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said Amended and Restated By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16.	Exhibits

1)	Charter Documents:

a.	Certificate of Trust dated October 25, 1996 and amendments thereto dated February 11, 1998 and April 2, 1999. (H)

(i)	Certificate of Amendment dated August 15, 2013 to the Certificate of Trust dated October 25, 1996, as amended. (N)

b.	Agreement and Declaration of Trust dated October 25, 1996. (A)

(i)	Amendment dated April 26, 1999, to the Agreement and Declaration of Trust dated October 25, 1996. (B)

(ii)	Amendment dated December 4, 2012, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999. (I)

(iii)	Amendment dated August 15, 2013, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999. (N)

2)	By-Laws:

a.	By-Laws dated October 25, 1996. (A)

b.	Amendment dated April 26, 1999, to the By-Laws dated October 25, 1996. (B)

c.	Amended and Restated By-Laws dated February 26, 2009. (H)

d.	Amendment dated August 29, 2013 to the Amended and Restated By-Laws dated February 26, 2009. (N)

3)	Not applicable.

4)	Agreement and Plan of Reorganization:

a.	Form of Agreement and Plan of Reorganization. (C)

5)	Not applicable.

6)	Investment Management Agreements:

a.
Investment Management Agreement dated October 1, 2005 between the Registrant and City National Asset Management, Inc. (now City National Rochdale, LLC) with respect to the City National Rochdale Full Maturity Fixed Income Fund (the “Full Maturity Fixed Income Fund”). (G)

b.
Expense Limitation and Reimbursement Agreement dated January 28, 2013 between the Registrant and City National Asset Management, Inc. (now City National Rochdale, LLC) with respect to the Full Maturity Fixed Income Fund.  (H)

c.
Investment Management Agreement dated March 28, 2013 between the Registrant and Rochdale Investment Management LLC (now City National Rochdale, LLC) with respect to the City National Rochdale Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund”). (I)

7)	Distribution Agreements:

a.	Distribution Agreement dated April 1, 1999 between the Registrant and SEI Investments Distribution Co. with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

b.
AML Amendment dated March 13/14, 2006, to the Distribution Agreement dated April 1, 1999 between the Registrant and SEI Investments Distribution Co. with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

c.	Form of Sub-Distribution and Servicing Agreement. (F)

8)	Not applicable.

9)	Custody Agreements:

a.	Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (E)

b.
First Amendment dated January 1, 2012, to the Custody Agreement dated August 1, 2011 between the Registrant and U.S. Bank National Association with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

10)	Distribution Plan and Rule 18f-3 Plan:

a.	Rule 12b-1 Distribution Plan dated January 28, 2013 with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (H)

b.	Amended and Restated Multiple Class Plan dated February 19, 2013 with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

c.
Revised Appendix A dated September 17, 2013 to the Amended and Restated Multiple Class Plan dated February 19, 2013 with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund.  (N)

11)	Opinion of Counsel:

a.	Opinion and consent of counsel as to the legality of the securities being registered. (N)

12)	Tax Opinion:

a.	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14 - filed herewith.

13)	Other Material Contracts:

a.
Amended and Restated Administration Agreement dated January 1, 2013 between the Registrant and SEI Investments Global Funds Services with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

b.
Transfer Agent Servicing Agreement dated January 1, 2013 between the Registrant and U.S. Bancorp Fund Services, LLC with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (I)

c.	Amended and Restated Shareholder Services Agreement dated June 1, 2001 between the Registrant and City National Bank with respect to the Intermediate Fixed Income Fund. (F)

(i)
Amended Exhibit A dated December 4, 2012, to the Amended and Restated Shareholder Services Agreement dated June 1, 2001 between the Registrant and City National Bank with respect to the Intermediate Fixed Income Fund. (I)

d.	Form of Shareholder Services Agreement dated January 1, 2011 between the Registrant and City National Asset Management, Inc. with respect to the Full Maturity Fixed Income Fund. (G)

e.	Form of Shareholder Service Provider Agreement between City National Bank and RIM Securities, LLC with respect to the Full Maturity Fixed Income Fund and Intermediate Fixed Income Fund. (D)

14)	Other Opinions:

a.	Consent of Independent Registered Certified Public Accounting Firm, Tait, Weller & Baker LLP. (N)

b.	Consent of Independent Registered Certified Public Accounting Firm, KPMG LLP. (N)

15)	Not applicable.

16)	Powers of Attorney:

a.	Power of Attorney. (N)

17)	Additional Exhibits:

a.	Form of Proxy Card. (N)

b.	The Full Maturity Fixed Income Fund’s Statement of Additional Information, dated January 28, 2013, as supplemented September 10, 2013. (J)

c.	The Intermediate Fixed Income Fund’s Statement of Additional Information, dated April 30, 2013, as supplemented September 10, 2013. (J)

d.	The Full Maturity Fixed Income Fund’s Annual Report for the year ended September 30, 2012. (K)

e.	The Intermediate Fixed Income Fund’s Annual Report for the year ended December 31, 2012. (L)

f.	The Full Maturity Fixed Income Fund’s and Intermediate Fixed Income Fund’s Semi-Annual Report for the fiscal period ended March 31, 2013. (M)

All Exhibits filed previously are herein incorporated by reference as follows:

A.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 14, 1996 and incorporated herein by reference.

B.	Previously filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on May 3, 1999 and incorporated herein by reference.

C.	Filed as Appendix A to Part A of this Registration Statement on Form N-14.

D.	Previously filed as an exhibit to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on November 21, 2012, and incorporated herein by reference.

E.	Previously filed as an exhibit to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on September 14, 2011, and incorporated herein by reference.

F.	Previously filed as an exhibit to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on June 27, 2007 and incorporated herein by reference.

G.	Previously filed as an exhibit to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File No. 333-16093) on January 28, 2011, and incorporated herein by reference.

H.	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-14 (File No. 333-186096) on January 28, 2013, and incorporated herein by reference.

I.	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 62 (File No. 333-16093) on April 30, 2013, and incorporated herein by reference.

J.	Previously filed as part of a 497 filing (File No. 333-16093) on September 10, 2013 and incorporated herein by reference.

K.	Previously filed on December 7, 2012 (File No. 811-07923) and incorporated herein by reference.

L.	Previously filed on March 8, 2013 (File No. 811-08685) and incorporated herein by reference.

M.	Previously filed on June 10, 2013 (File No. 811-07923) and incorporated herein by reference.

N.	Previously filed on October 4, 2013 (File No. 333-191582) and incorporated herein by reference.

Item 17.	Undertakings

1.
The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of the registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Beverly Hills, and State of California, on the 9th day of January, 2014.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	January 9, 2014
Garrett D’Alessandro	Executive Officer

/s/Eric Kleinschmidt	Controller & Chief	January 9, 2014
Eric Kleinschmidt	Operating Officer

Irwin G. Barnet*	Trustee	January 9, 2014
Irwin G. Barnet

Vernon C. Kozlen*	Trustee	January 9, 2014
Vernon C. Kozlen

William R. Sweet*	Trustee	January 9, 2014
William R. Sweet

James R. Wolford*	Trustee	January 9, 2014
James R. Wolford

Daniel A. Hanwacker*	Trustee	January 9, 2014
Daniel A. Hanwacker

Jay C. Nadel*	Trustee	January 9, 2014
Jay C. Nadel

Andrew S. Clare*	Trustee	January 9, 2014
Andrew S. Clare

Jon C. Hunt*	Trustee	January 9, 2014
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
Attorney-in-Fact, pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Exhibit
12.A	Opinion of counsel supporting tax matters and consequences to shareholders discussed in Part A of the Registration Statement on Form N-14.